Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Receivables [Abstract]
Beginning balance	$ 182	$ 48
Charge during the year	254	192
Written-off	(171)	(58)
Ending balance	$ 265	$ 182